UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED December 31, 2011

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          February 7, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: 105,202 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------------------ -------- -------- ------------------------
                                  TITLE OF                VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                      <F1>
------------------------------ -------------- --------- -------- --------- --- ---- -------- -------- ------- ------- --------
3M CO COM                      COM            88579Y101 4170     51023     SH       SOLE              6070            44953
ALLIED HEALTHCARE              COM            019222108 729      214295    SH       SOLE              214295
BARRICK GOLD CORP              COM            067901108 2598     57413     SH       SOLE              2908            54505
BCSB BANCORP INC COM           COM            055367106 424      39400     SH       SOLE              39400
BOLT TECH CORP                 COM            097698104 1147     100300    SH       SOLE              100300
BRT REALTY TRUST               SH BEN INT NEW 055645303 593      93605     SH       SOLE              93605
CHEVRON CORP NEW COM           COM            166764100 259      2435      SH       SOLE                              2435
CISCO SYSTEMS INC              COM            17275R102 6385     353170    SH       SOLE              165290          187880
CMS BANCORP INC COM            COM            12600U102 122      16218     SH       SOLE              16218
COLONIAL FINL SVCS             COM            19566B101 756      61186     SH       SOLE              61186
CONS TOMOKA LAND CO            COM            210226106 716      26455     SH       SOLE              26455
CORE MARK HLDG CO              COM            218681104 1188     30000     SH       SOLE              30000
CORNING INC COM                COM            219350105 746      57450     SH       SOLE              57450
EAGLE BANCORP MONT             COM            26942G100 1587     161100    SH       SOLE              161100
ENSCO PLC                      SPONSORED ADR  29358Q109 1154     24600     SH       SOLE              24600
EVOLUTION PETE CORP            COM            30049A107 219      27200     SH       SOLE              27200
EXXON MOBIL CORP COM           COM            30231G102 661      7800      SH       SOLE                              7800
FEDFIRST FINL CORP             COM            31429C101 1375     100347    SH       SOLE              100347
FIRST CONN BANCORP             COM            319850103 435      33418     SH       SOLE              33418
FREIGHTCAR AMER INC            COM            357023100 212      10120     SH       SOLE              10120
GREENLIGHT CAPITAL             CLASS A        G4095J109 256      10830     SH       SOLE              10830
HAMPDEN BANCORP INC            COM            40867E107 353      29900     SH       SOLE              29900
HARDINGE INC                   COM            412324303 1064     132210    SH       SOLE              132210
HARRIS & HARRIS                COM            413833104 72       20900     SH       SOLE              20900
HELMERICH & PAYNE              COM            423452101 3583     61390     SH       SOLE              19640           41750
HOME BANCORP INC               COM            43689E107 953      61591     SH       SOLE              61591
HOME FED BANCORP INC           COM            43708L108 1502     105861    SH       SOLE              105861
HOPFED BANCORP INC             COM            439734104 1282     197188    SH       SOLE              197188
IF BANCORP INC COM             COM            44951J105 1136     101279    SH       SOLE              101279
INSTEEL INDS INC COM           COM            45774W108 1341     122012    SH       SOLE              122012
INTEL CORP COM                 COM            458140100 398      16400     SH       SOLE              16400
JOHNSON & JOHNSON              COM            478160104 5457     83211     SH       SOLE              24435           58776
LOUISIANA BANCORP              COM            54619P104 165      10400     SH       SOLE              10400
MALVERN FED BANCORP            COM            561410101 395      68400     SH       SOLE              68400
MARKET VECTORS ETF             GOLD MINER ETF 57060U100 10836    210690    SH       SOLE              161170          49520
MARKET VECTORS ETF TR          JR GOLDMINER E 57060U589 580      23500     SH       SOLE              23500
MICROSOFT CORP                 COM            594918104 5195     200115    SH       SOLE              98550           101565
NAUGATUCK VY FINL              COM            63906P107 1434     209078    SH       SOLE              209078
NEWMONT MNG CORP COM           COM            651639106 2934     48893     SH       SOLE              700             48193
NEWPORT BANCORP INC            COM            651754103 204      16200     SH       SOLE              16200
NORTHEAST CMNTY                COM            664112109 482      86052     SH       SOLE              86052
NUCOR CORP COM                 COM            670346105 847      21400     SH       SOLE              21400
OBA FINANCIAL                  COM            67424G101 1240     86495     SH       SOLE              86495
OCEAN SHORE HLDG CO            COM            67501R103 2133     209137    SH       SOLE              209137
OCONEE FED FINL CORP           COM            675607105 643      53600     SH       SOLE              53600
ORITANI FINL CORP              COM            68633D103 1170     91600     SH       SOLE              91600
PEOPLES FEDERAL                COM            711037101 385      27000     SH       SOLE              27000
PFIZER INC COM                 COM            717081103 2570     118765    SH       SOLE              22645           96120
PROVIDENCE &                   COM            743737108 1316     115396    SH       SOLE              115396
QUANEX BLDG PRODS              COM            747619104 898      59800     SH       SOLE              59800
SAFEWAY INC COM NEW            COM            786514208 663      31500     SH       SOLE              31500
SEACOR HOLDINGS INC            COM            811904101 6939     78000     SH       SOLE              24180           53820
SI FINL GROUP INC MD           COM            78425V104 2638     267800    SH       SOLE              267800
SP BANCORP INC COM             COM            78468K106 1028     99874     SH       SOLE              99874
SPDR GOLD TR                   COM            78463V107 8278     54463     SH       SOLE              37378           17085
STATE INVS BANCORP             COM            857030100 832      76186     SH       SOLE              76186
SUPERIOR INDUSTRIES            COM            868168105 7060     426855    SH       SOLE              220060          206795
WAL MART STORES INC            COM            931142103 1464     24500     SH       SOLE              24500


<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer + Close, Inc. and are considered to be part of the registered investment adviser.

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